BUSINESS COMBINATIONS (Tables)	6 Months Ended
Jun. 30, 2021
Business Acquisition [Line Items]
SCHEDULE OF CONSIDERATION TO PURCHASE ISSUED AND OUTSTANDING EQUITY INTEREST

The following summarizes the consideration to purchase 99.7% of the issued and outstanding equity interests of SAPESCO:

	SAPESCO
	Value (In US$ thousands)	Shares

Cash consideration	$16,958
Total consideration – cash	16,958

NESR ordinary share consideration	12,013	2,237,000
Total consideration – equity (1)	12,013	2,237,000

Cash Earn-Out	5,301
Additional Earn-Out Shares	6,377		(2)
Total estimated earn-out mechanisms	11,678		(2)

Total consideration	$40,649	2,237,000

(1)	The fair value of NESR ordinary shares was determined based upon the $5.37 per share closing price of NESR ordinary shares on June 1, 2020, the acquisition date of the SAPESCO Business Combination. Control was transferred by agreement with the selling shareholders of SAPESCO.
(2)	The quantity of Additional Earn-Out Shares was negotiated in the quarter ended December 31, 2020 and finalized in the quarter ended March 31, 2021 when settled with the sellers for 145,039 shares.

SCHEDULE OF PURCHASE PRICE ALLOCATION

The following table summarizes the final allocation of the purchase price allocation (in US$ thousands):

Allocation of consideration

Cash and cash equivalents	$3,740
Accounts receivable	14,847
Unbilled revenue	6,126
Service inventories	5,641
Prepaid assets	679
Retention withholdings	279
Other current assets	552
Property, plant and equipment	14,385
Intangible assets	3,340
Other assets	200
Total identifiable assets acquired	49,789

Accounts payable	11,984
Accrued expenses	6,613
Current installments of long-term debt	5,400
Short-term borrowings	5,692
Income taxes payable	313
Other taxes payable	3,802
Other current liabilities	2,237
Long-term debt	15,572
Employee benefit liabilities	1,455
Other liabilities	2,237
Non-controlling interests	(8)
Net identifiable liabilities acquired	55,297
Total fair value of net assets acquired	(5,508)
Goodwill	46,157
Total consideration	$40,649

SCHEDULE OF PRELIMINARY ALLOCATION TO INTANGIBLE ASSETS

The final allocation to intangible assets is as follows (in US$ thousands):

	Fair Value
	Total	Useful Life
	(In US$ thousands)
Customer relationships	$2,900	8 years
Trademarks and trade names	440	2 years
Total intangible assets	$3,340

SCHEDULE OF UNAUDITED PROFORMA INFORMATION

The following table summarizes the preliminary supplemental consolidated results of the Company on an unaudited pro-forma basis, as if the Action Business Combination had been consummated on January 1, 2020 for the quarter and year-to-date periods ended June 30, 2021 and 2020, respectively (in US$ thousands):

	Quarter ended		Year-to-date period ended
	June 30, 2021	June 30, 2020	June 30, 2021	June 30, 2020

Revenues	$237,018	$208,615	$455,718	$413,280
Net income/(loss)	7,951	10,770	19,811	22,371

Sahara Petroleum Services Company [Member]
Business Acquisition [Line Items]
SCHEDULE OF UNAUDITED PROFORMA INFORMATION

The following table summarizes the supplemental consolidated results of the Company on an unaudited pro-forma basis, as if the SAPESCO Business Combination had been consummated on January 1, 2019 for the quarter and year-to-date periods ended June 30, 2020 (in US$ thousands):

	Quarter ended	Year-to-date period ended
	June 30, 2020	June 30, 2020

Revenues	$209,563	$421,287
Net income/(loss)	7,034	19,184

Action Sale and Purchase Agreement [Member]
Business Acquisition [Line Items]
SCHEDULE OF CONSIDERATION TO PURCHASE ISSUED AND OUTSTANDING EQUITY INTEREST

The following summarizes the consideration to purchase the working capital, property, plant, and equipment, contract labor force, and the economic benefit of three five-year customer contracts associated with specific oilfield service lines of Action:

Consideration (In US$ thousands)

Cash consideration	$36,767
Deferred cash consideration	16,786
Total consideration – cash	53,553

First Earn-Out	2,719
Second Earn-Out	3,639
Third Earn-Out	-
Total estimated earn-out mechanisms	6,358

Preliminary consideration	$59,911

SCHEDULE OF PURCHASE PRICE ALLOCATION

The following table summarizes the preliminary allocation of the purchase price allocation (in US$ thousands):

Preliminary allocation of consideration

Cash and cash equivalents	$382
Accounts receivable	8,814
Unbilled revenue	1,352
Service inventories	2,952
Prepaid assets	310
Other current assets	1,756
Property, plant and equipment	13,605
Intangible assets	29,500
Other assets	2,053
Total identifiable assets acquired	60,724

Accounts payable	5,294
Accrued expenses	2,428
Other current liabilities	200
Deferred tax liabilities	-
Employee benefit liabilities	722
Net identifiable liabilities acquired	8,644
Total fair value of net assets acquired	52,080
Goodwill	7,831
Preliminary consideration	$59,911

SCHEDULE OF PRELIMINARY ALLOCATION TO INTANGIBLE ASSETS

The preliminary allocation to intangible assets is as follows (in US$ thousands):

	Fair Value
	Total	Useful Life
	(In US$ thousands)
Customer relationships	$29,500	10 years
Total intangible assets	$29,500